PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
------------------------------------------                     --------------------------------------------
Freedom Edge(R)                                                Corporate Edge
Asset Manager                                                  Estate Edge(R)
The Phoenix Edge(R) -  VA NY                                   Estate Strategies
Phoenix Income Choice(R)                                       Executive Benefit VUL
Phoenix Investors Edge(R)                                      Flex Edge
Phoenix Spectrum Edge(R)                                       Flex Edge Success(R)
Retirement Planners Edge                                       Individual Edge(R)
Phoenix Dimensions(SM)                                         Joint Edge(R)
                                                               Phoenix Executive VUL(R)
PHL VARIABLE ACCUMULATION ACCOUNT                              Phoenix Express VUL(SM)
---------------------------------                              The Phoenix Edge(R)
Freedom Edge(R)                                                The Phoenix Edge(R) - SPVL
Asset Manager
The Phoenix Edge(R) - VA
Phoenix Income Choice(R)                                       PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Investors Edge(R)                                      --------------------------------------------------------
Phoenix Premium Edge(R)                                        Corporate Edge
Phoenix Spectrum Edge(R)                                       Executive Benefit VUL
Retirement Planners Edge
Phoenix Dimensions(SM)                                         PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
The Big Edge Choice(R)                                         --------------------------------------
                                                               The Phoenix Edge(R) - SVUL
                                                               The Phoenix Edge(R) - VUL
                                                               Phoenix Express VUL(SM)




                           SUPPLEMENT TO PROSPECTUSES

THE FOLLOWING CHANGES ARE TO OUR LINEUP OF VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PRODUCTS, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON OCTOBER 20, 2006:

1.  FUND NAME CHANGES
    -----------------

    The Board of Trustees of the Fund has approved name changes for the following series. The funds' investment objectives will not change. The fees and expenses associated with the series will not increase because of these changes.

    ------------------------------------------------------------------------------------------------------------------
                            OLD NAME                                                    NEW NAME
    ------------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Growth and Income Series                    Phoenix Growth and Income Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Engemann Strategic Allocation Series                 Phoenix Strategic Allocation Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Goodwin Money Market Series                          Phoenix Money Market Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Fixed Income Series             Phoenix Multi-Sector Fixed Income Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Short Term Bond Series          Phoenix Multi-Sector Short Term Bond Series
    -------------------------------------------------------  ---------------------------------------------------------

2.  FUND ADVISOR AND SUBADVISOR CHANGES
    -----------------------------------

    The Board of Trustees of the Fund has approved advisor and subadvisor changes for the following series. The funds' investment objectives will not change. The fees and expenses associated with the series will not increase because of these changes.

            PHOENIX GROWTH AND INCOME SERIES (formerly known as "Phoenix-Engemann Growth and Income Series")
    ------------------------------------------------------------------------------------------------------------------
                          OLD ADVISOR                                                  NEW ADVISOR
    ------------------------------------------------------------------------------------------------------------------
     Engemann Asset Management                                     Phoenix Investment Counsel, Inc.
    -------------------------------------------------------  ---------------------------------------------------------

         PHOENIX STRATEGIC ALLOCATION SERIES (formerly known as "Phoenix-Engemann Strategic Allocation Series")
    ------------------------------------------------------------------------------------------------------------------
                         OLD SUBADVISOR                                               NEW SUBADVISOR
    ------------------------------------------------------------------------------------------------------------------
     Engemann Asset Management                                     None - will be managed by the advisor, Phoenix
                                                                   Investment Counsel, Inc.
    -------------------------------------------------------  ---------------------------------------------------------


TF905

3.   FUND MERGERS

     At a Special Meeting of Shareholders, the shareholders of the Merging Series listed below approved Plans of Reorganization transferring all of the assets and liabilities to the Acquiring Series listed below, including the distribution of shares of the Merging Series to shareholders of the Acquiring Series in complete liquidation of the Merging Series. The Plans of Reorganization took effect following the close of business on October 20, 2006.

    ------------------------------------------------------------------------------------------------------------------
                   MERGING SERIES                                        ACQUIRING SERIES
    ------------------------------------------------------------------------------------------------------------------
     Phoenix-Kayne Rising Dividends Series                    Phoenix Growth and Income Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Lazard International Equity Select Series        Phoenix-Aberdeen International Series
    -------------------------------------------------------  ---------------------------------------------------------


THE FOLLOWING CHANGES ARE TO OUR LINEUP OF VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PRODUCTS, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON OCTOBER 27, 2006:

1.   FUND MERGERS
     ------------

     At a Special Meeting of Shareholders, the shareholders of the Merging Series listed below approved Plans of Reorganization transferring all of the assets and liabilities to the Acquiring Series listed below, including the distribution of shares of the Merging Series to shareholders of the Acquiring Series in complete liquidation of the Merging Series. The Plans of Reorganization took effect following the close of business on October 27, 2006.

    ------------------------------------------------------------------------------------------------------------------
                   MERGING SERIES                                        ACQUIRING SERIES
    ------------------------------------------------------------------------------------------------------------------
     Phoenix-AIM Growth Series                                Phoenix Capital Growth Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Engemann Small-Cap Growth Series                 Phoenix-Alger Small-Cap Growth Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Kayne Small-Cap Quality Value Series             Phoenix-Alger Small-Cap Growth Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Northern Dow 30 Series                           Phoenix-Van Kampen Equity 500 Index Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix-Northern Nasdaq(R) 100 Series                    Phoenix-Van Kampen Equity 500 Index Series
    -------------------------------------------------------  ---------------------------------------------------------
     Phoenix Strategic Theme Series                           Phoenix Mid-Cap Growth Series
    -------------------------------------------------------  ---------------------------------------------------------

PLEASE REPLACE "APPENDIX A" OF YOUR PROSPECTUS WITH THE SUPPLEMENT INSERT ENCLOSED.


Date: October 27, 2006                Keep this supplement for future reference.


TF905

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (1,3)              Growth of capital                            AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1,3)      Long-term growth of capital                  AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio    Long-term capital appreciation               Fred Alger Management, Inc.
(1,3)
-----------------------------------------------------------------------------------------------------------------------------------
                                             Match the performance of the Standard &
DWS Equity 500 Index VIP                     Poor's 500 Composite Stock Price Index       Deutsche Asset Management, Inc.
                                             which emphasizes stocks of large U.S.
                                             companies
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government           Current income by investing primarily in a
Securities II                                diversified portfolio or U.S. government     Federated Investment Management Company
                                             securities
-----------------------------------------------------------------------------------------------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (2,3) High total return                            Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio (1,3)  Long-term capital appreciation               Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-----------------------------------------------------------------------------------------------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-----------------------------------------------------------------------------------------------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-----------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                      Subadvisor: Harris Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                         Subadvisor: Bennett Lawrence Management
                                                                                          LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                             As high a level of current income as is      Phoenix Investment Counsel, Inc.
Phoenix Money Market Series                  consistent with the preservation of
                                             capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                             High current income while attempting to
Phoenix Multi-Sector Short Term Bond Series  limit changes in the series' net asset       Phoenix Investment Counsel, Inc.
                                             value per share caused by interest rate
                                             changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation                                                      Phoenix Variable Advisors, Inc.
Series: Aggressive Growth                    Long-term capital growth                       Subadvisor: Standard & Poor's Investment
                                                                                                        Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current        Phoenix Variable Advisors, Inc.
Series: Growth                               income as a secondary consideration            Subadvisor: Standard & Poor's Investment
                                                                                                        Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a      Phoenix Variable Advisors, Inc.
Series: Moderate                             secondary consideration                        Subadvisor: Standard & Poor's Investment
                                                                                                        Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current         Phoenix Variable Advisors, Inc.
Series: Moderate Growth                      income with a greater emphasis on capital      Subadvisor: Standard & Poor's Investment
                                                                                                        Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value      Long-term capital appreciation with          Phoenix Variable Advisors, Inc.
Series                                       current income as a secondary investment       Subadvisor: AllianceBernstein L.P.
                                             objective
-----------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that              Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current           Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Van Kampen Equity 500 Index Series   High total return                              Subadvisor: Morgan Stanley Investment
                                                                                                     Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy       Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1,3)                         benchmark
-----------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1,3)         correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
(1,3)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current income      Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

(1) This fund closed to new investments on May 1, 2006.

(2) This fund closed to new investments on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.


                                      A-2